Operating profit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Research and development expenditure charged to the consolidated income statement	$ 6.9	$ 5.5	$ 5.8
Development capital expenditure included within non-current assets (Note 12)	0.9	2.1	2.5
Total research and development expenditure	7.8	7.6	8.3
Net research and development	6.9	5.5	5.8
Depreciation of property, plant and equipment (Note 11)		16.7	16.6
Amortization of intangible assets (Note 12)		1.7	2.2
Loss on disposal of property, plant and equipment	0.1	0.2	0.0
Operating lease expense (Note 26)	5.1	4.8	5.6
Restructuring and other expense (Note 5)	21.6	2.2	22.4
Net foreign exchange gains	0.0	(0.7)	(0.6)
Staff costs (Note 6)	121.3	111.7	119.3
Cost of inventories recognized as expense	$ 282.9	$ 287.3	$ 316.2